Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
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Derivative Financial Instruments
Note 7. Derivative Financial Instruments
To mitigate the risks of future increases in interest rates and foreign exchange rates for the servicing of its debt, the Company has entered into derivative contracts in over-the-counter transactions carried out with financial institutions. In 2022 the weighted-average interest rate of the total debt including the impact of interest rate derivatives held by the Company is 5.0% (3.1% and 3.5% in 2021 and 2020, respectively).

An analysis of the derivative financial instruments contracted by the Company at December 31, 2021 and 2022 is as follows:

	At December 31,
	2021				2022
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Assets:
Swaps US Dollar – Mexican Peso	US$	1,890	Ps.	6,881,943	US$	140	Ps.	91,469
Swaps US Dollar – Euro	US$	150		307,646	US$	800		1,845,832
Swaps Yen – US Dollar		¥6,500		119,325		¥6,500		101,409
Swaps Pound Sterling – US Dollar		£100		99,463		—		—
Forwards US Dollar – Mexican Peso	US$	2,080		321,864	US$	100		6,636
Forwards Mexican Peso – US Dollar	MX$	35,419		1,635,087		—		—
Forwards Brazilian Real – US Dollar	BRL$	2,480		127,131	BRL$	2,899		225,933
Forwards Euro – US Dollar		—		—		€509		331,401
Put option		€374		638,347		—		—

Total Assets		—	Ps.	10,130,806			Ps.	2,602,680

	At December 31,
	2021				2022
Instrument	Notional amount in millions		Fair Value		Notional amount in millions		Fair Value
Liabilities:
Swaps US Dollar – Mexican Peso		—		—	US$	1,750	Ps.	(731,565)
Swaps US Dollar – Euro	US$	800	Ps.	(1,270,005)	US$	150		(215,240)
Swaps Yen – US Dollar		¥6,500		(119,313)		¥6,500		(230,843)
Swaps Pound Sterling – Euro		£640		(1,924,941)		£640		(2,070,175)
Swap Pound Sterling – US Dollar		£1,460		(2,117,583)		£1,560		(11,507,501)
Swaps Euro – US Dollar		€495		(528,298)		€1,145		(3,474,154)
Swaps Euro – Mexican Peso		€750		(680,720)		€750		(2,880,279)
Forwards US Dollar – Mexican Peso	US$	1,175		(286,937)	US$	1,945		(783,334)
Forwards Brazilian Real – US Dollar	BRL$	4,021		(234,822)	BRL$	2,763		(122,201)
Forwards Euro – US Dollar		€815		(1,122,641)		€952		(915,854)
Forwards US Dollar – Euro	US$	8		(1,570)		—		—
Forwards Euro – Mexican Peso		€200		(22,182)		—		—
Put option		—		—		€374		(368,364)
Call option		€2,097		(1,725,495)		€2,097		(2,031,836)

Total Liabilities		—	Ps	.(10,034,508)		—	Ps.	(25,331,346)

*	Totals may not sum due to rounding.
The changes in the fair value of these derivative financial instruments for the years ended December 31, 2020, 2021 and 2022 amounted to a gain (loss) of Ps. 12,378,193, Ps. (6,755,214) and Ps. (28,639,687),
respectively. Such amounts are included in the consolidated statements of comprehensive income as part of the caption “Valuation of derivatives interest cost from labor obligations and other financial items, net”.

The maturities of the notional amount of the derivatives are as follows:

Instrument	Notional amount in millions	2023	2024	2025	2026	2027 Thereafter
Assets
Swaps US Dollar – Mexican Peso	US$	—	—	—	—	140
Swaps Yen – US Dollar	¥	—	—	—	—	6,500
Swaps US Dollar – Euro	US$	—	—	—	—	800
Forwards US Dollar – Mexican Peso	US$	100	—	—	—	—
Forwards Brazilian Real – US Dollar	BRL$	2,899	—	—	—	—
Forwards Euro – US Dollar	€	509	—	—	—	—
Liabilities
Swaps US Dollar – Mexican Peso	US$	—	—	—	—	1,750
Swaps US Dollar – Euro	US$	—	—	—	—	150
Swaps Euro – US Dollar	€	320	175	—	—	650
Swaps Euro – Mexican Peso	US$	750	—	—	—	—
Swaps Yen – US Dollar	¥	—	—	—	—	6,500
Swaps Sterling Pound – Euro	£	—	—	—	390	250
Swap Sterling Pound – US Dollar	£	—	—	—	110	1,450
Forwards US Dollar – Mexican Peso	US$	1,945	—	—	—	—
Forwards US Dollar – Euro	US$	890	62	—	—	—
Forwards Brazilian Real – US Dollar	BRL$	2,763	—	—	—	—
Put option	€	374	—	—	—	—
Call Option	€	—	2,097	—	—	—